Cost of Services - Summary of Cost of Services (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cost Of Service [Abstract]
Employee cost (Note 23)	$ 970,481	$ 877,068	$ 773,630
Maintenance	426,523	578,510	528,929
Safety, security and insurance	458,316	428,208	386,079
Utilities	355,562	380,370	334,994
Allowance expected credit loss	86,596	5,299	(15,131)
Other	371,229	475,409	445,221
Cost of services	$ 2,668,707	$ 2,744,864	$ 2,453,722